RELATED PARTY TRANSACTIONS (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Software development and information technology costs	$ 58,000	$ 100,000	$ 408,000	$ 512,000
Amount due to related party	$ 33,000	$ 5,000	5,000	56,000
Amount due from major stockholder			$ 0	$ 77,000